Income Taxes - Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Entity Information [Line Items]
Statutory federal income tax rate	21.00%
Revelyst Business
Entity Information [Line Items]
Statutory federal income tax rate			21.00%	21.00%	21.00%
State income taxes, net of federal impact			2.20%	0.80%	4.00%
Nondeductible goodwill impairment			(1.70%)	(15.30%)	0.00%
Change in tax contingency			1.80%	(0.40%)	0.40%
Valuation allowance			(14.30%)	0.00%	0.00%
Foreign Derived Intangible Income (FDII)			0.00%	0.00%	(3.10%)
Other			(0.50%)	1.90%	1.20%
Effective income tax rate	(58.00%)	7.60%	8.50%	8.00%	23.50%